1290 Funds®

SUPPLEMENT DATED JANUARY 10, 2020 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated Mach 1, 2019, as supplemented, of 1290 Funds. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and SAI, free of charge, by calling 1-888-310-0416 or by sending an e-mail request to1290Funds@dfinsolutions.com, or you can view, print, and download a copy of these documents at 1290 Funds’ website at www.1290Funds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for the following Fund:

1290 Global Talents Fund

Effective immediately, Mark Beveridge will no longer serve as a member of the team that is responsible for the securities selection, research and trading for the 1290 Global Talents Fund. All references to Mark Beveridge in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

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